Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, allowance for doubtful accounts	$ 1,387	$ 1,240
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, authorized	5,000,000	5,000,000
Preference shares, issued	0	0
Preference shares, outstanding	0	0
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	550,000,000	550,000,000
Common stock, share issued	115,807,337	67,673,884
Common Stock, Shares, Outstanding	115,807,337	67,673,884